Employee benefits - Pension and other post-employment benefits	9 Months Ended
Jul. 31, 2022
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Employee benefits - Pension and other post-employment benefits

Note 8 Employee benefits – Pension and other post-employment benefits
We offer a number of defined benefit and defined contribution plans which provide pension and post-employment benefits to eligible employees. The following tables present the composition of our pension and other post-employment benefit expense and the effects of remeasurements recorded in OCI.
Pension and other post-employment benefit expense

	For the three months ended
	Pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	July 31 2022	July 31 2021	July 31 2022	July 31 2021

Current service costs	$77	$90	$11	$11
Past service costs	–	–	–	–
Net interest expense (income)	(21)	2	16	15
Remeasurements of other long-term benefits	–	–	(10)	–
Administrative expense	3	3	–	–
Defined benefit pension expense	59	95	17	26
Defined contribution pension expense	58	56	–	–
	$117	$151	$17	$26

	For the nine months ended
	Pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	July 31 2022	July 31 2021	July 31 2022	July 31 2021

Current service costs	$232	$270	$28	$33
Past service costs	(1)	–	2	–
Net interest expense (income)	(63)	6	47	43
Remeasurements of other long-term benefits	–	–	(23)	(10)
Administrative expense	10	9	–	–
Defined benefit pension expense	178	285	54	66
Defined contribution pension expense	188	179	–	–
	$366	$464	$54	$66
Pension and other post-employment benefit remeasurements
(1)

	For the three months ended
	Defined benefit pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	July 31 2022	July 31 2021	July 31 2022	July 31 2021

Actuarial (gains) losses:
Changes in financial assumptions (2)	$81	$732	$16	$46
Experience adjustments	–	–	(1)	(1)
Return on plan assets (excluding interest based on discount rate)	338	(882)	–	–
	$419	$(150)	$15	$45

	For the nine months ended
	Defined benefit pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	July 31 2022	July 31 2021	July 31 2022	July 31 2021

Actuarial (gains) losses:
Changes in financial assumptions (2)	$(2,917)	$(660)	$(241)	$(89)
Experience adjustments	1	–	(4)	(4)
Return on plan assets (excluding interest based on discount rate)	2,180	(1,679)	–	–
	$(736)	$(2,339)	$(245)	$(93)
(1)	Market based assumptions, including Changes in financial assumptions and Return on plan assets, are reviewed on a quarterly basis. All other assumptions are updated during our annual review of plan assumptions.
(2)	Changes in financial assumptions in our defined benefit pension plans primarily relate to changes in discount rates.